Cover	Sep. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity File Number	000-55647
Entity Registrant Name	Edgemode, Inc.
Entity Central Index Key	0001652958
Entity Tax Identification Number	47-4046237
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 E. Broward Blvd.
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(707)
Local Phone Number	687-9093
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false